UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2019

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2019

Semiannual Report

to Shareholders

DWS International Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets

19	Financial Highlights
25	Notes to Financial Statements
36	Information About Your Fund’s Expenses
38	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our Funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS International Growth Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief Investment Officer (“CIO”) believes that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insights” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS International Growth Fund	|	3

Performance Summary	February 28, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–5.30%	–5.49%	2.11%	10.62%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–10.74%	–10.92%	0.91%	9.96%
MSCI All Country World ex USA Index†	–2.47%	–6.46%	2.50%	9.63%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–17.11%	–0.03%	7.39%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–21.88%	–1.21%	6.76%
MSCI All Country World ex USA Index†		–14.20%	0.68%	6.57%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
Unadjusted for Sales Charge	–5.63%	–6.18%	1.36%	9.79%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–6.57%	–6.18%	1.36%	9.79%
MSCI All Country World ex USA Index†	–2.47%	–6.46%	2.50%	9.63%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–17.70%	–0.78%	6.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–17.70%	–0.78%	6.59%
MSCI All Country World ex USA Index†		–14.20%	0.68%	6.57%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–5.41%	–5.74%	1.85%	10.31%
MSCI All Country World ex USA Index†	–2.47%	–6.46%	2.50%	9.63%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–17.32%	–0.30%	7.09%
MSCI All Country World ex USA Index†		–14.20%	0.68%	6.57%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 2/28/19
No Sales Charges		–5.12%	–5.15%	5.92%
MSCI All Country World ex USA Index†		–2.47%	–6.46%	8.27%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges			–16.75%	1.38%
MSCI All Country World ex USA Index†			–14.20%	5.01%

4	|	DWS International Growth Fund

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–5.16%	–5.22%	2.38%	10.91%
MSCI All Country World ex USA Index†	–2.47%	–6.46%	2.50%	9.63%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–16.87%	0.23%	7.68%
MSCI All Country World ex USA Index†		–14.20%	0.68%	6.57%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 2/28/19
No Sales Charges	–5.12%	–5.15%	2.43%	10.96%
MSCI All Country World ex USA Index†	–2.47%	–6.46%	2.50%	9.63%

Average Annual Total Returns as of 12/31/18 (most recent calendar quarter end)
No Sales Charges		–16.78%	0.27%	7.73%
MSCI All Country World ex USA Index†		–14.20%	0.68%	6.57%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.24%, 1.97%, 1.57%, 0.87%, 0.93% and 0.85% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Prior to February 1, 2013, the Fund had a sub-advisor and a different management team that operated with a different investment strategy. Performance may have been different if the Fund’s current investment strategy had been in effect.

Prior to October 1, 2017, the Fund operated with a different investment strategy. Performance may have been different if the Fund’s current investment strategy had been in effect.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS International Growth Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	R6 Class commenced operations on June 1, 2016.

†	MSCI All Country World Index ex USA captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 24 Emerging Markets countries.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
2/28/19	$32.62	$30.78	$32.40	$32.60	$32.59	$32.61
8/31/18	$34.79	$32.70	$34.50	$34.85	$34.82	$34.85

Distribution Information as of 2/28/19
Income Dividends, Six Months	$.28	$.07	$.20	$.40	$.37	$.39

6	|	DWS International Growth Fund

Portfolio Management Team

Sebastian P. Werner, PhD, Director

Lead Portfolio Manager of the Fund. Began managing the Fund in 2013.

–	Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

–	Portfolio Manager for Global and US Growth Equities: New York.

–

MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Mark Schumann, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2003.

–	Portfolio Manager — European Equities: New York. Prior to his current role, he served in the Corporate Finance Division.

–	Master’s Degree in Finance, University of St. Gallen (HSG), Switzerland.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	2/28/19	8/31/18
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Convertible Preferred Stock	0%	0%
Warrants	0%	0%
Other Investments	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/19	8/31/18
Financials	20%	21%
Consumer Discretionary	16%	13%
Industrials	15%	16%
Information Technology	14%	15%
Health Care	14%	15%
Consumer Staples	7%	5%
Materials	6%	6%
Communication Services	5%	6%
Energy	3%	3%
	100%	100%

DWS International Growth Fund	|	7

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	2/28/19	8/31/18
France	12%	11%
Germany	12%	15%
Japan	11%	8%
Canada	10%	9%
Switzerland	9%	9%
China	8%	9%
United States	7%	8%
United Kingdom	7%	6%
Netherlands	4%	4%
Sweden	3%	3%
Singapore	2%	2%
Luxembourg	3%	3%
Others	12%	13%
	100%	100%

Ten Largest Equity Holdings at February 28, 2019 (22.0% of Net Assets)		Country	Percent
1	Brookfield Asset Management, Inc.	Canada	2.8%
	Asset management company focused on the real estate and power generation sectors
2	Lonza Group AG	Switzerland	2.7%
	Producer of chemicals and plastics
3	Experian PLC	United Kingdom	2.3%
	Offers credit and marketing services
4	Ping An Insurance (Group) Co. of China Ltd.	China	2.3%
	Provides a variety of insurance services
5	DBS Group Holdings Ltd.	Singapore	2.2%
	Provider of banking and financing services
6	Deutsche Boerse AG	Germany	2.1%
	Provider of financial services
7	LVMH Moet Hennessy Louis Vuitton SE	France	2.0%
	Diversified luxury goods group
8	Nestle SA	Switzerland	2.0%
	Multinational company that markets a wide range of food products
9	Novartis AG	Switzerland	1.8%
	Manufacturer of pharmaceutical and nutrition products
10	TOTAL SA	France	1.8%
	Produces, refines, transports and markets oil and natural gas

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

8	|	DWS International Growth Fund

Investment Portfolio	as of February 28, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 98.6%
Argentina 0.2%

Grupo Supervielle SA (ADR) (Cost $2,064,663)	133,000	1,186,360

Brazil 0.5%
Pagseguro Digital Ltd. “A”* (a) (Cost $2,345,529)	87,113	2,450,489

Canada 10.1%

Agnico Eagle Mines Ltd.	165,100	7,022,035

Alimentation Couche-Tard, Inc. “B”	140,000	7,890,726

Brookfield Asset Management, Inc. “A” (a)	332,000	14,996,071

Canada Goose Holdings, Inc.* (a)	102,600	5,844,368

Canadian National Railway Co.	83,600	7,173,610

Gildan Activewear, Inc. (a)	76,700	2,742,887

Toronto-Dominion Bank	146,000	8,372,020

(Cost $36,744,761)		54,041,717

China 8.0%

Alibaba Group Holding Ltd. (ADR)*	50,000	9,151,500

Minth Group Ltd.	904,633	3,601,901

Momo, Inc. (ADR)*	112,000	3,715,040

New Oriental Education & Technology Group, Inc. (ADR)*	61,000	5,005,660

Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	351,579

Ping An Insurance (Group) Co. of China Ltd. “H”	1,144,000	12,078,430

Tencent Holdings Ltd.	207,000	8,878,469

(Cost $32,122,812)		42,782,579

Denmark 0.8%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	4,086,652

Finland 1.1%
Sampo Oyj “A” (Cost $6,192,465)	124,400	5,995,315

France 12.3%

Airbus SE	39,500	5,107,990

Capgemini SE	70,750	8,478,155

EssilorLuxottica SA	40,225	4,867,113

LVMH Moet Hennessy Louis Vuitton SE	31,500	10,813,187

SMCP SA 144A* (a)	266,037	5,068,159

Teleperformance	38,500	6,879,149

TOTAL SA	166,200	9,453,915

VINCI SA	93,000	8,879,227

Vivendi SA	199,600	5,834,190

(Cost $61,319,818)		65,381,085

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	9

	Shares	Value ($)

Germany 12.2%

adidas AG	16,500	4,009,496

Allianz SE (Registered)	38,000	8,471,774

BASF SE	75,400	5,756,105

Continental AG	22,900	3,755,684

Deutsche Boerse AG	90,000	11,388,187

Deutsche Post AG (Registered)	124,500	3,871,197

Evonik Industries AG	227,600	6,413,254

Fresenius Medical Care AG & Co. KGaA	101,000	7,910,337

LANXESS AG	71,500	3,879,629

SAP SE	54,000	5,788,141

Siemens AG (Registered)	35,000	3,828,869

(Cost $70,264,613)		65,072,673

Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $1,463,460)	718,001	4,817,742

Ireland 1.4%
Kerry Group PLC “A” (Cost $4,888,390)	70,000	7,203,148

Japan 10.8%

Daikin Industries Ltd.	80,400	8,754,795

FANUC Corp.	14,700	2,442,282

Fast Retailing Co., Ltd.	16,800	7,899,406

Hoya Corp.	125,000	7,657,815

Kao Corp.	50,000	3,791,133

Keyence Corp.	13,700	8,035,165

Komatsu Ltd.	118,800	2,923,283

MISUMI Group, Inc.	179,989	4,375,715

Mitsubishi UFJ Financial Group, Inc.	1,260,200	6,564,477

Pigeon Corp.	125,200	5,116,432

(Cost $58,165,120)		57,560,503

Korea 1.5%
Samsung Electronics Co., Ltd. (Cost $9,033,287)	202,000	8,091,416

Luxembourg 3.0%

Eurofins Scientific SE (a)	16,000	6,741,174

Globant SA*	130,990	9,023,901

(Cost $11,449,848)		15,765,075

Macau 1.0%
Sands China Ltd. (a) (Cost $5,676,319)	1,070,800	5,357,692

Malaysia 1.0%
IHH Healthcare Bhd. (Cost $4,445,595)	3,592,600	5,067,631

Netherlands 3.7%

Adyen NV 144A*	388	291,414

ASML Holding NV	23,300	4,269,753

Core Laboratories NV (b)	26,600	1,723,946

The accompanying notes are an integral part of the financial statements.

10	|	DWS International Growth Fund

	Shares	Value ($)

ING Groep NV	534,868	7,079,681

Koninklijke Philips NV	166,000	6,612,493

(Cost $21,723,204)		19,977,287

Norway 0.6%
Marine Harvest ASA* (a) (Cost $1,730,463)	150,000	3,463,480

Singapore 2.2%
DBS Group Holdings Ltd. (Cost $10,214,695)	646,700	11,868,037

South Africa 1.1%

MultiChoice Group Ltd.*	25,500	190,068

Naspers Ltd. “N”	25,500	5,484,942

(Cost $5,923,100)		5,675,010

Sweden 3.2%

Assa Abloy AB “B”	213,000	4,404,823

Hexagon AB “B”	36,300	1,910,421

Nobina AB 144A	766,000	5,323,851

Spotify Technology SA* (b)	38,600	5,409,404

(Cost $15,808,130)		17,048,499

Switzerland 8.6%

Julius Baer Group Ltd.*	89,000	3,878,239

Lonza Group AG (Registered)*	51,400	14,288,539

Nestle SA (Registered)	117,000	10,579,736

Novartis AG (Registered)	104,740	9,535,061

Roche Holding AG (Genusschein)	27,000	7,497,632

(Cost $37,006,574)		45,779,207

Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,225,874)	698,000	5,379,532

United Kingdom 6.5%

Clinigen Healthcare Ltd.*	315,000	3,990,140

Compass Group PLC	225,250	4,975,497

Experian PLC	465,800	12,136,072

Farfetch Ltd. “A”* (b)	52,300	1,281,350

Halma PLC	213,000	4,397,312

Prudential PLC	376,500	7,952,419

(Cost $28,969,787)		34,732,790

United States 6.9%

Activision Blizzard, Inc.	83,400	3,514,476

Ecolab, Inc.	17,900	3,023,489

EPAM Systems, Inc.*	44,200	7,150,676

Marsh & McLennan Companies, Inc.	63,000	5,860,260

MasterCard, Inc. “A”	26,300	5,911,451

NVIDIA Corp.	23,200	3,578,832

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	11

	Shares	Value ($)

Schlumberger Ltd.	83,604	3,683,592

Thermo Fisher Scientific, Inc.	15,000	3,893,550

(Cost $23,552,288)		36,616,326
Total Common Stocks (Cost $458,837,841)		525,400,245

Convertible Preferred Stock 0.2%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	1,023,481

Warrants 0.0%
France

Parrot SA Expiration Date 12/15/2022* (c)	39,109	1,838

Parrot SA Expiration Date 12/22/2022* (c)	39,109	1,950

Total Warrants (Cost $0)		3,788

Other Investments 0.3%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,762,651

Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (d) (e) (Cost $16,234,454)	16,234,454	16,234,454

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.42% (d) (Cost $3,565,245)	3,565,245	3,565,245

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $479,209,840)	102.8	547,989,864
Other Assets and Liabilities, Net	(2.8)	(15,059,750)

Net Assets	100.0	532,930,114

The accompanying notes are an integral part of the financial statements.

12	|	DWS International Growth Fund

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Securities Lending Collateral 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (d) (e)
5,731,305	10,503,149(f)	—	—	—	53,246	—	16,234,454	16,234,454
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 2.42% (d)
9,939,066	42,048,268	48,422,089	—	—	52,827	—	3,565,245	3,565,245
15,670,371	52,551,417	48,422,089	—	—	106,073	—	19,799,699	19,799,699

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $28,163,187, which is 5.3% of net assets.

(b)	Listed on the New York Stock Exchange.

(c)	Investment was valued using significant unobservable inputs.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash collateral having a value of $13,437,228.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended February 28, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	13

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,186,360	$—	$—	$1,186,360
Brazil	2,450,489	—	—	2,450,489
Canada	54,041,717	—	—	54,041,717
China	17,872,200	24,910,379	—	42,782,579
Denmark	—	4,086,652	—	4,086,652
Finland	—	5,995,315	—	5,995,315
France	—	65,381,085	—	65,381,085
Germany	—	65,072,673	—	65,072,673
Hong Kong	—	4,817,742	—	4,817,742
Ireland	—	7,203,148	—	7,203,148
Japan	—	57,560,503	—	57,560,503
Korea	—	8,091,416	—	8,091,416
Luxembourg	9,023,901	6,741,174	—	15,765,075
Macau	—	5,357,692	—	5,357,692
Malaysia	—	5,067,631	—	5,067,631
Netherlands	1,723,946	18,253,341	—	19,977,287
Norway	—	3,463,480	—	3,463,480
Singapore	—	11,868,037	—	11,868,037
South Africa	190,068	5,484,942	—	5,675,010
Sweden	5,409,404	11,639,095	—	17,048,499
Switzerland	—	45,779,207	—	45,779,207
Taiwan	—	5,379,532	—	5,379,532
United Kingdom	1,281,350	33,451,440	—	34,732,790
United States	36,616,326	—	—	36,616,326
Convertible Preferred Stock	—	—	1,023,481	1,023,481
Warrants	—	—	3,788	3,788
Other Investments	1,762,651	—	—	1,762,651
Short-Term Investments (g)	19,799,699	—	—	19,799,699
Total	$151,358,111	$395,604,484	$1,027,269	$547,989,864

(g)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

14	|	DWS International Growth Fund

Statement of Assets and Liabilities

as of February 28, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $459,410,141) — including $28,163,187 of securities loaned	$528,190,165
Investment in DWS Government & Agency Securities Portfolio (cost $16,234,454)*	16,234,454
Investment in DWS Central Cash Management Government Fund (cost $3,565,245)	3,565,245
Cash	3
Foreign currency, at value (cost $1,145,522)	1,123,511
Receivable for Fund shares sold	52,395
Dividends receivable	277,751
Interest receivable	22,586
Foreign taxes recoverable	614,822
Other assets	46,185
Total assets	550,127,117

Liabilities
Payable upon return of securities loaned	16,234,454
Payable for Fund shares redeemed	362,637
Accrued management fee	249,597
Accrued Directors’ fees	8,881
Other accrued expenses and payables	341,434
Total liabilities	17,197,003
Net assets, at value	$532,930,114

Net Assets Consist of
Distributable earnings (loss)	54,273,193
Paid-in capital	478,656,921
Net assets, at value	$532,930,114

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $13,437,228.

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	15

Statement of Assets and Liabilities as of February 28, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($47,845,109 ÷ 1,466,884 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$32.62

Maximum offering price per share (100 ÷ 94.25 of $32.62)	$34.61
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,140,530 ÷ 102,040 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$30.78
Class R

Net Asset Value, offering and redemption price per share ($2,553,381 ÷ 78,804 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$32.40
Class R6

Net Asset Value, offering and redemption price per share ($11,711 ÷ 359.2 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$32.60
Class S

Net Asset Value, offering and redemption price per share ($467,102,719 ÷ 14,333,217 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$32.59
Institutional Class

Net Asset Value, offering and redemption price per share ($12,276,664 ÷ 376,480 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$32.61

The accompanying notes are an integral part of the financial statements.

16	|	DWS International Growth Fund

Statement of Operations

for the six months ended February 28, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $277,693)	$2,261,677
Income distributions — DWS Central Cash Management Government Fund	52,827
Securities lending income, net of borrower rebates	53,246
Total income	2,367,750
Expenses:

Management fee	1,623,378
Administration fee	261,835
Services to shareholders	392,114
Distribution and service fees	79,107
Custodian fee	66,594
Professional fees	56,738
Reports to shareholders	36,973
Registration fees	40,289
Directors’ fees and expenses	15,012
Other	21,211
Total expenses before expense reductions	2,593,251
Expense reductions	(3,729)
Total expenses after expense reductions	2,589,522
Net investment income (loss)	(221,772)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(5,612,155)
Foreign currency	(7,240)

(5,619,395)
Change in net unrealized appreciation (depreciation) on:

Investments	(26,136,795)
Foreign currency	3,797
(26,132,998)
Net gain (loss)	(31,752,393)
Net increase (decrease) in net assets resulting from operations	$(31,974,165)

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	17

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

Operations:

Net investment income (loss)	$(221,772)	$6,131,158
Net realized gain (loss)	(5,619,395)	63,655,763
Change in net unrealized appreciation (depreciation)	(26,132,998)	(44,058,868)
Net increase (decrease) in net assets resulting from operations	(31,974,165)	25,728,053
Distributions to shareholders:

Class A	(418,882)	(107,745)
Class C	(7,298)	—
Class R	(16,316)	—
Class R6	(142)	(304)
Class S	(5,380,009)	(2,518,202)
Institutional Class	(160,732)	(77,561)
Total distributions	(5,983,379)	(2,703,812)*
Fund share transactions:

Proceeds from shares sold	5,990,388	25,293,856
Reinvestment of distributions	5,650,424	2,558,715
Payments for shares redeemed	(34,306,055)	(80,387,636)
Net increase (decrease) in net assets from Fund share transactions	(22,665,243)	(52,535,065)
Increase (decrease) in net assets	(60,622,787)	(29,510,824)
Net assets at beginning of period	593,552,901	623,063,725

Net assets at end of period	$532,930,114	$593,552,901 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $5,949,083.

The accompanying notes are an integral part of the financial statements.

18	|	DWS International Growth Fund

Financial Highlights

	Six Months Ended 2/28/19		Years Ended August 31,
Class A	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$34.79		$33.55	$28.76		$28.49		$30.38	$25.65
Income (loss) from investment operations:

Net investment income (loss)[a]	(.05)		.26	.04		.01		.05	.01
Net realized and unrealized gain (loss)	(1.84)		1.05	4.75		.26		(1.75)	4.80
Total from investment operations	(1.89)		1.31	4.79		.27		(1.70)	4.81
Less distributions from:

Net investment income	(.28)		(.07)	—		—		(.19)	(.08)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$32.62		$34.79	$33.55		$28.76		$28.49	$30.38
Total Return (%)[b,c]	(5.30	)**	3.91	16.66		.95		(5.62)	18.75

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48		55	51		55		66	87
Ratio of expenses before expense reductions (%)	1.25	*	1.26	1.53		1.51		1.52	1.50
Ratio of expenses after expense reductions (%)	1.24	*	1.25	1.40		1.45		1.40	1.42
Ratio of net investment income (loss) (%)	(.34	)*	.73	.14		.05		.17	.04
Portfolio turnover rate (%)	8	**	73	68		39		49	45

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	19

	Six Months Ended 2/28/19		Years Ended August 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$32.70		$31.71	$27.38	$27.33	$29.18	$24.76
Income (loss) from investment operations:

Net investment income (loss)[a]	(.16)		.01	(.17)	(.19)	(.16)	(.20)
Net realized and unrealized gain (loss)	(1.69)		.98	4.50	.24	(1.69)	4.62
Total from investment operations	(1.85)		.99	4.33	.05	(1.85)	4.42
Less distributions from:

Net investment income	(.07)		—	—	—	—	—
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$30.78		$32.70	$31.71	$27.38	$27.33	$29.18
Total Return (%)[b,c]	(5.63	)**	3.12	15.81	.18	(6.34)	17.85

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4	15	20	24	32
Ratio of expenses before expense reductions (%)	2.00	*	1.99	2.26	2.24	2.25	2.23
Ratio of expenses after expense reductions (%)	2.00	*	1.98	2.15	2.20	2.15	2.17
Ratio of net investment income (loss) (%)	(1.09	)*	.02	(.60)	(.71)	(.58)	(.72)
Portfolio turnover rate (%)	8	**	73	68	39	49	45

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

20	|	DWS International Growth Fund

	Six Months Ended 2/28/19		Years Ended August 31,
Class R	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$34.50		$33.30	$28.62	$28.42	$30.31	$25.59
Income (loss) from investment operations:

Net investment income (loss)[a]	(.09)		.15	(.02)	(.06)	(.02)	(.06)
Net realized and unrealized gain (loss)	(1.81)		1.05	4.70	.26	(1.76)	4.78
Total from investment operations	(1.90)		1.20	4.68	.20	(1.78)	4.72
Less distributions from:

Net investment income	(.20)		—	—	—	(.11)	(.00	)***
Redemption fees	—		—	.00 ***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$32.40		$34.50	$33.30	$28.62	$28.42	$30.31
Total Return (%)[b]	(5.41	)**	3.60	16.35	.70	(5.87)	18.46

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	4	4	4	6
Ratio of expenses before expense reductions (%)	1.55	*	1.59	1.87	1.84	1.85	1.86
Ratio of expenses after expense reductions (%)	1.48	*	1.53	1.64	1.70	1.65	1.67
Ratio of net investment income (loss) (%)	(.57	)*	.45	(.06)	(.21)	(.07)	(.20)
Portfolio turnover rate (%)	8	**	73	68	39	49	45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	21

	Six Months Ended 2/28/19		Years Ended August 31,		Period Ended
Class R6	(Unaudited)		2018	2017	8/31/16[a]

Selected Per Share Data
Net asset value, beginning of period	$34.85		$33.56	$28.74	$28.41
Income (loss) from investment operations:

Net investment income (loss)[b]	.00	***	.44	.13	(.00	)***
Net realized and unrealized gain (loss)		(1.85)	1.01	4.73	.33
Total from investment operations		(1.85)	1.45	4.86	.33
Less distributions from:

Net investment income		(.40)	(.16)	(.04)	—
Net asset value, end of period	$32.60		$34.85	$33.56	$28.74
Total Return (%)[c]	(5.12	)**	4.33	16.94	1.16	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	12		63	12	10
Ratio of expenses before expense reductions (%)	1.05	*	.89	1.32	1.22	*
Ratio of expenses after expense reductions (%)	.83	*	.84	1.14	1.20	*
Ratio of net investment income (loss) (%)	.02	*	1.26	.44	(.05	)*
Portfolio turnover rate (%)	8	**	73	68	39	[d]

[a]	For the period from June 1, 2016 (commencement of operations) to August 31, 2016.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2016.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

22	|	DWS International Growth Fund

	Six Months Ended 2/28/19		Years Ended August 31,
Class S	(Unaudited)		2018		2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$34.82		$33.56		$28.74		$28.40		$30.29	$25.57
Income (loss) from investment operations:

Net investment income (loss)[a]	(.01)		.36		.13		.08		.13	.08
Net realized and unrealized gain (loss)	(1.85)		1.06		4.73		.26		(1.76)	4.79
Total from investment operations	(1.86)		1.42		4.86		.34		(1.63)	4.87
Less distributions from:

Net investment income	(.37)		(.16)		(.04)		(.00	)***	(.26)	(.15)
Redemption fees	—		—		.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$32.59		$34.82		$33.56		$28.74		$28.40	$30.29
Total Return (%)	(5.16	)**	4.23	[b]	16.94	[b]	1.20	[b]	(5.40)[b]	19.07	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	467		517		538		521		571	672
Ratio of expenses before expense reductions (%)	.96	*	.95		1.22		1.21		1.20	1.20
Ratio of expenses after expense reductions (%)	.96	*	.94		1.15		1.20		1.15	1.17
Ratio of net investment income (loss) (%)	(.06	)*	1.04		.41		.30		.43	.28
Portfolio turnover rate (%)	8	**	73		68		39		49	45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS International Growth Fund	|	23

	Six Months Ended 2/28/19		Years Ended August 31,
Institutional Class	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$34.85		$33.58	$28.75		$28.40		$30.29	$25.57
Income (loss) from investment operations:

Net investment income (loss)[a]	.00	***	.37	.14		.11		.13	.09
Net realized and unrealized gain (loss)	(1.85)		1.08	4.74		.24		(1.76)	4.78
Total from investment operations	(1.85)		1.45	4.88		.35		(1.63)	4.87
Less distributions from:

Net investment income	(.39)		(.18)	(.05)		(.00	)***	(.26)	(.15)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$32.61		$34.85	$33.58		$28.75		$28.40	$30.29
Total Return (%)	(5.12	)**	4.31	17.00	[b]	1.24	[b]	(5.39)[b]	19.08	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		14	16		14		21	48
Ratio of expenses before expense reductions (%)	.88	*	.87	1.11		1.17		1.18	1.17
Ratio of expenses after expense reductions (%)	.88	*	.87	1.10		1.16		1.15	1.16
Ratio of net investment income (loss) (%)	.02	*	1.07	.48		.39		.44	.32
Portfolio turnover rate (%)	8	**	73	68		39		49	45

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

24	|	DWS International Growth Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS International Growth Fund (the “Fund”) is a diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS International Growth Fund	|	25

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the

26	|	DWS International Growth Fund

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended February 28, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 28, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk

DWS International Growth Fund	|	27

that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements as of February 28, 2019
	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Securities Lending Transactions
Common Stocks	$16,234,454	$—	$—	$13,437,228	$29,671,682
Gross amount of recognized liabilities for securities lending transactions					$29,671,682

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions. Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

In addition, from November 1, 2017 through August 31, 2018, the Fund elects to defer qualified late year losses of approximately $8,466,000 of

28	|	DWS International Growth Fund

net short-term realized capital losses and treat them as arising in the fiscal year ending August 31, 2019.

At August 31, 2018, the aggregate cost of investments for federal income tax purposes was $504,146,899. The net unrealized appreciation for all investments based on tax cost was $94,795,226. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $108,526,963 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $13,731,737.

The Fund has reviewed the tax positions for the open tax years as of August 31, 2018 and has determined that no provision for income tax and/ or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

DWS International Growth Fund	|	29

unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended February 28, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $44,706,262 and $68,025,394, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor a management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.62%.

For the period from September 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.27%
Class C	2.02%
Class R	1.52%
Class R6	1.02%
Class S	1.02%
Institutional Class	1.02%

30	|	DWS International Growth Fund

In addition, for the period from September 1, 2018 through February 28, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class R6 shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.83%.

Effective October 1, 2018 through September 30, 2019 (through November 30, 2019 for Class R shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	1.24%
Class C	1.99%
Class R	1.49%
Class R6	0.99%
Class S	0.99%
Institutional Class	0.99%

For the six months ended February 28, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$2,729
Class C	93
Class R	889
Class R6	18
$3,729

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2019, the Administration Fee was $261,835, of which $40,018 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS International Growth Fund	|	31

fee it receives from the Fund. For the six months ended February 28, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at February 28, 2019
Class A	$10,694	$3,514
Class C	1,316	922
Class R	237	98
Class R6	18	10
Class S	148,798	53,106
Institutional Class	250	79
	$161,313	$57,729

In addition, for the six months ended February 28, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$32,467
Class C	1,666
Class R	2,609
Class S	138,693
Institutional Class	2,928
$178,363

Distribution and Service Fees. Under the Fund’s Class C and Class R 12b-1 Plans, DWS Distributors, Inc., (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% and 0.25% of average daily net assets of each of Class C and R shares, respectively. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended February 28, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 28, 2019
Class C	$12,441	$1,788
Class R	3,200	484
	$15,641	$2,272

In addition, DDI provides information and administrative services for a fee (“Servicing Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has

32	|	DWS International Growth Fund

various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at February 28, 2019	Annualized Rate
Class A	$56,274	$18,679	.24%
Class C	4,003	1,490	.24%
Class R	3,189	968	.25%
	$63,466	$21,137

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2019 aggregated $1,411.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2019, the CDSC for Class C shares aggregated $37. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended February 28, 2019, the DDI received $224 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended February 28, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,955, of which $8,866 is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund

DWS International Growth Fund	|	33

in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) shared in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2019.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	104,385	$3,248,037	436,087	$15,122,253
Class C	3,839	108,624	20,735	692,105
Class R	8,946	280,726	14,421	498,905
Class R6	12	392	1,704.3	58,932
Class S	47,944	1,542,805	200,071	6,998,946
Institutional Class	24,302	809,804	55,135	1,922,715
		$5,990,388		$25,293,856

34	|	DWS International Growth Fund

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	13,681	$385,118	2,811	$98,170
Class C	265	7,036	—	—
Class R	581	16,256	—	—
Class R6	5	142	8.71	304
Class S	180,741	5,082,432	68,291	2,382,680
Institutional Class	5,668	159,440	2,222	77,561
		$5,650,424		$2,558,715

Shares redeemed
Class A	(239,001)	$(7,575,548)	(356,468)	$(12,373,068)
Class C	(28,397)	(848,137)	(369,910)	(11,978,265)
Class R	(18,739)	(598,917)	(33,210)	(1,143,250)
Class R6	(1,465)	(50,636)	(258.2)	(8,955)
Class S	(738,374)	(23,277,670)	(1,454,731)	(50,698,373)
Institutional Class	(63,663)	(1,955,147)	(121,904)	(4,185,725)
		$(34,306,055)		$(80,387,636)

Net increase (decrease)
Class A	(120,935)	$(3,942,393)	82,430	$2,847,355
Class C	(24,293)	(732,477)	(349,175)	(11,286,160)
Class R	(9,212)	(301,935)	(18,789)	(644,345)
Class R6	(1,448)	(50,102)	1,454.81	50,281
Class S	(509,689)	(16,652,433)	(1,186,369)	(41,316,747)
Institutional Class	(33,693)	(985,903)	(64,547)	(2,185,449)
		$(22,665,243)		$(52,535,065)

DWS International Growth Fund	|	35

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, Class C, Class R and Class R6 limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2018 to February 28, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

36	|	DWS International Growth Fund

Expenses and Value of a $1,000 Investment for the six months ended February 28, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$947.00	$943.70	$945.90	$948.80	$948.40	$948.80
Expenses Paid per $1,000*	$5.99	$9.64	$7.14	$4.01	$4.64	$4.25

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 9/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/19	$1,018.65	$1,014.88	$1,017.46	$1,020.68	$1,020.03	$1,020.43
Expenses Paid per $1,000*	$6.21	$9.99	$7.40	$4.16	$4.81	$4.41

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS International Growth Fund	1.24%	2.00%	1.48%	.83%	.96%	.88%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS International Growth Fund	|	37

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS International Growth Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

38	|	DWS International Growth Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and

DWS International Growth Fund	|	39

three-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, effective October 3, 2016, the Fund’s investment strategy and certain members of the portfolio management team were changed, and that, effective October 1, 2017, the Fund further changed its investment strategy. The Board observed that the Fund had experienced improved relative performance in 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that, effective October 1, 2017, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.62% in connection with changes to the Fund’s investment strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing other share classes’ total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not

40	|	DWS International Growth Fund

manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the

DWS International Growth Fund	|	41

Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

42	|	DWS International Growth Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS International Growth Fund	|	43

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SGQAX	SGQCX	SCOBX	SGQIX
CUSIP Number	25156A 775	25156A 817	25156A 833	25156A 700
Fund Number	407	707	2007	1407

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SGQRX	SGQTX
CUSIP Number	25156A 825	25156A 643
Fund Number	1512	1607

44	|	DWS International Growth Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS International Growth Fund	|	45

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

46	|	DWS International Growth Fund

Notes

DIGF-3

(R-026689-8 4/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Growth Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	4/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	4/29/2019